1933 Act Registration No. 002-66885
                                             1940 Act Registration No. 811-03004

      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 30, 1999

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Pre-Effective Amendment No. ____
                        Post-Effective Amendment No. _35_

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                               Amendment No. _35_
                        (Check appropriate box or boxes)

                          IAI INVESTMENT FUNDS IV, INC.
               (Exact Name of Registrant as Specified in Charter)

                              3700 U.S. Bank Place
                                  P.O. Box 357
                          Minneapolis, Minnesota 55440
               (Address of Principal Executive Offices, Zip Code)

                                 (612) 376-2700
              (Registrant's Telephone Number, including Area Code)

                              Steven G. Lentz, Esq.
                              3700 U.S. Bank Place
                                  P.O. Box 357
                          Minneapolis, Minnesota 55440
                     (Name and Address of Agent for Service)

                                    COPY TO:
                           Kathleen L. Prudhomme, Esq.
                              Dorsey & Whitney LLP
                             220 South Sixth Street
                        Minneapolis, Minnesota 55402-1498

It is proposed that this filing will become effective (check appropriate box):

         ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on August 1, 1999 pursuant to paragraph (b) of Rule 485
         ___  75 days after filing pursuant to paragraph (a) of Rule 485
         ___  on (specify date) pursuant to paragraph (a) of Rule 485
         ___  60 days after filing pursuant to paragraph (a) of Rule 485

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


                           Incorporation by Reference
                                       and
                                Explanatory Note


         In addition to the cover page, Part C, signature page and exhibits included herewith, this Post-Effective Amendment contains Part A (Prospectus) and Part B (Statement of Additional Information), which are incorporated by reference from Post-Effective Amendment No. 31 to the Registration Statement of IAI Investment Funds VI, Inc. (File Nos. 033-40496 and 811-5990) filed on July 30, 1999. Such Prospectus and Statement of Additional Information combines five Registrants (and Series) as listed below:

                  Registrant                       Series
                  ----------                       ------
         IAI Investment Funds VI, Inc.             Capital Appreciation Fund
                                                   Emerging Growth Fund
                                                   Midcap Growth Fund
                                                   Balanced Fund

         IAI Investment Funds II, Inc.             Growth Fund

         IAI Investment Funds IV, Inc.             Regional Fund

         IAI Investment Funds VII, Inc.            Growth and Income Fund

         IAI Investment Funds VIII, Inc.           Value Fund

         Post-Effective Amendment No. 31 was filed pursuant to Rule 485(B) to become effective on the same day as this Registration Statement.

                                     PART C
                                IAI Regional Fund
                                   a series of
                          IAI Investment Funds IV, Inc.

                                OTHER INFORMATION

Item 23.          Exhibits
--------          --------
         THE FUNDS ARE FILING OR INCORPORATING BY REFERENCE THE FOLLOWING
EXHIBITS:

         (a) Certificate of Amendment dated 7/23/93 to the Amended and Restated Articles of Incorporation (2)
         (b)      Bylaws (2)
         (c) Instruments Defining Rights of Security Holders - not applicable
         (d)      Management Agreement dated 4/1/96 (1)
         (e)      Form of Shareholder Service Agreement (3)
         (f)      Bonus or Profit Sharing Contracts - not applicable
         (g)      Custodian Servicing Agreement dated 3/1/99 (4)
         (h).1    Fund Accounting Servicing Agreement dated 3/1/99 (4)
         (h).2    Fund Administration Servicing Agreement (4)
         (h).3    Fulfillment Servicing Agreement dated 4/26/99 (4)
         (h).4    Transfer Agent Servicing Agreement dated 4/26/99 (4)
         (i)      Legal Opinion - not applicable
         (j)      Consent of KPMG Peat Marwick LLP (5)
         (k)      Omitted Financial Statements - not applicable
         (l)      Initial Capital Agreements - not applicable
         (m)      Rule 12b-1 Plan - not applicable
         (n)      Financial Data Schedule - not applicable
         (o)      Rule 18f-3 Plan - not applicable

----------------------
(1) Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A filed with the Commission on May 30, 1996.
(2) Incorporated by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A filed with the Commission on July 25, 1996.
(3) Incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1998.
(4) Incorporated by reference to Post-Effective Amendment No. 31 to the Registration Statement of IAI Investment Funds VI, Inc. (File #033-40496) on Form N-1A filed with the Commission on July 30, 1999.
(5)      Filed herewith.

Item 24.          Persons Controlled by or Under Common Control with the Fund
--------          -----------------------------------------------------------
         THE FOLLOWING IS A LIST OF ALL PERSONS DIRECTLY OR INDIRECTLY CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND:

         See the section of the Prospectus entitled "Fund Management" and the section of the Statement of Additional Information entitled "Management" filed as part of this Registration Statement.

Item 25.          Indemnification
--------          ---------------
         STATE THE GENERAL EFFECT OF ANY CONTRACT, ARRANGEMENTS OR STATUTE UNDER WHICH ANY DIRECTOR, OFFICER, UNDERWRITER OR AFFILIATED PERSON OF THE FUND IS INSURED OR INDEMNIFIED AGAINST ANY LIABILITY INCURRED IN THEIR OFFICIAL CAPACITY, OTHER THAN INSURANCE PROVIDED BY ANY DIRECTOR, OFFICER, AFFILIATED PERSON, OR UNDERWRITER FOR THEIR OWN PROTECTION.

         Incorporated by reference to Post-Effective Amendment #30 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

Item 26.          Business and Other Connections of the Investment Adviser
--------          --------------------------------------------------------
         DESCRIBE ANY OTHER BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT OF A SUBSTANTIAL NATURE THAT EACH INVESTMENT ADVISER, AND EACH DIRECTOR, OFFICER OR PARTNER OF THE ADVISER, IS OR HAS BEEN ENGAGED WITHIN THE LAST TWO FISCAL YEARS FOR HIS OR HER OWN ACCOUNT OR IN THE CAPACITY OF DIRECTOR, OFFICER, EMPLOYEE, PARTNER OR TRUSTEE.

         Information on the business of Investment Advisers, Inc. ("IAI") is described in the Prospectus section "Management" and in Part B of this Registration Statement in the section "Management."

         The following senior officers and directors of IAI are not listed in the Statement of Additional Information:

                                                  Other Business/Employment
Name                  Position with Adviser       During Past Two Years
----                  ---------------------       ---------------------
Iain D. Cheyne        Chairman/Director           None
E. Keith Wirtz        President/Director          Managing Director/Chief
                                                  Investment Officer-Equities,
                                                  TradeStreet Investment
                                                  Associates, Charlotte,
                                                  NC 1996 - 1999.
Stephen C. Coleman    Senior Vice President       None
Larry Ray Hill        Executive Vice President    None
Kevin McKendry        Director                    None
Peter Phillips        Director                    None
John Caravello        Director                    Senior Vice President, Lloyds
                                                  Bank, New York, NY since 1980.

         Certain of the officers and directors of IAI also serve as officers and directors of IAI International Ltd. The address of IAI International is 10 Fleet Place, London, EC4M 7RH, England. Both IAI and IAI International's ultimate corporate parent is Lloyds TSB Group plc, a publicly-held financial services organization based in London, England. The senior officers and directors of IAI International are John A. Alexander, Deputy Chief Investment Officer and Iain D. Cheyne, Director.

         Certain of the officers and directors of IAI also serve as officers and directors of IAI Trust Company, a wholly-owned subsidiary of IAI. The address of IAI Trust Company is 3600 U.S. Bank Place, Minneapolis, Minnesota 55402. John A. Alexander is the President and a Director of IAI Trust Company.

Item 27.          Principal Underwriters
--------          ----------------------
(a) STATE THE NAME OF EACH INVESTMENT COMPANY (OTHER THAN THE FUND) FOR WHICH EACH PRINCIPAL UNDERWRITER CURRENTLY DISTRIBUTING THE FUND'S SECURITIES ALSO ACTS AS A PRINCIPAL UNDERWRITER, DEPOSITOR, OR INVESTMENT ADVISER.

         Not applicable.

(b) PROVIDE THE INFORMATION REQUIRED BY THE FOLLOWING TABLE FOR EACH DIRECTOR, OFFICER, OR PARTNER OF EACH PRINCIPAL UNDERWRITER NAMED IN RESPONSE TO ITEM 20.

         Not applicable.

(c) PROVIDE THE INFORMATION REQUIRED BY THE FOLLOWING TABLE FOR ALL COMMISSIONS AND OTHER COMPENSATION RECEIVED, DIRECTLY OR INDIRECTLY, FROM THE FUND DURING THE LAST FISCAL YEAR BY EACH PRINCIPAL UNDERWRITER WHO IS NOT AN AFFILIATED PERSON OF THE FUND OR ANY AFFILIATED PERSON OF AN AFFILIATED PERSON.

         Not applicable.

Item 28.          Location of Accounts and Records
--------          --------------------------------
          STATE THE NAME AND ADDRESS OF EACH PERSON MAINTAINING PHYSICAL POSSESSION OF EACH ACCOUNT, BOOK, OR OTHER DOCUMENT REQUIRED TO BE MAINTAINED BY
SECTION 31(a) AND THE RULES UNDER THAT SECTION.

          The Custodian for Registrant is Norwest Bank Minnesota, N.A., Norwest Center, Sixth & Marquette, Minneapolis, Minnesota 55479. The Custodian maintains records of all cash transactions of Registrant. All other books and records of Registrant's investment portfolios are maintained by IAI. IAI also acts as Registrant's transfer agent and dividend disbursing agent, at 601 Second Avenue South, P.O. Box 357, Minneapolis, Minnesota 55402.

Item 29.          Management Services
--------          -------------------
          PROVIDE A SUMMARY OF THE SUBSTANTIVE PROVISIONS OF ANY MANAGEMENT-RELATED SERVICE CONTRACT NOT DISCUSSED IN PART A OR B, DISCLOSING THE PARTIES TO THE CONTRACT AND THE TOTAL AMOUNT PAID AND BY WHOM FOR THE FUND FOR THE LAST THREE FISCAL YEARS.

          Not applicable.

Item 30.          Undertakings
--------          ------------

(a) IN INITIAL REGISTRATION STATEMENTS FILED UNDER THE SECURITIES ACT, PROVIDE AN UNDERTAKING TO FILE AN AMENDMENT TO THE REGISTRATION STATEMENT WITH CERTIFIED FINANCIAL STATEMENTS SHOWING THE INITIAL CAPITAL RECEIVED BEFORE ACCEPTING SUBSCRIPTIONS FROM MORE THAN 25 PERSONS IF THE FUND INTENDS TO RAISE ITS INITIAL CAPITAL UNDER SECTION 14(a)(3).

          Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 30th day of July 1999.

                                       IAI INVESTMENT FUNDS IV, INC.
                                       (Registrant)


                                       By  /s/ John A. Alexander
                                          --------------------------------------
                                           John A. Alexander, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


 /s/ John A. Alexander          President (principal               July 30, 1999
--------------------------      executive officer)
John A. Alexander


 /s/ Paul H. Perseke            Treasurer (principal financial     July 30, 1999
--------------------------      and accounting officer)
Paul H. Perseke

Madeline Betsch *               Director

W. William Hodgson *            Director

George R. Long *                Director

J. Peter Thompson *             Director

Charles H. Withers *            Director



*By  /s/ William C. Joas                                           July 30, 1999
    ----------------------------------
     William C. Joas, Attorney-in-Fact

* Registrant's directors executing Powers of Attorney dated August 18, 1993, filed with the Commission on June 28, 1994.